Other (expense) income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans	$ 12	$ (30)	$ 112	$ (107)
Equity (losses) income from investments in associates and joint ventures
Losses on investments	(53)	(20)	(53)	(20)
Operations	(6)	(20)	5	(3)
Early debt redemption costs	(18)	(18)	(18)	(18)
Impairment of assets	(1)	0	(5)	(4)
Losses on retirements and disposals of property, plant and equipment and intangible assets	(1)	(2)	(6)	(1)
Losses on investments	0	0	(4)	0
Other	11	2	14	4
Total other (expense) income	(56)	(88)	45	(149)
Share of obligation to repurchase at fair value the minority interest in joint venture	$ 53	$ 20	$ 53	$ 20